SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Change in estimated total costs, USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Change in estimated total costs
Revenue recognition
Increase (decrease) in operating income	$ 3.1	$ 7.1	$ 3.6	$ 7.8	$ 17.5	$ 17.0	$ 8.8	$ 3.6
Increase (decrease) in revenue					$ 12.0	$ 11.5	$ 5.8	$ 2.7
Increase (decrease) in net income per common share (in dollars per share)	$ 0.10	$ 0.19	$ 0.12	$ 0.20	$ 0.45	$ 0.43	$ 0.22	$ 0.10